Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Germany ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.7%
iShares MSCI Germany ETF(a)	1,958,045	$62,285,411

Total Investment Companies — 100.7%
(Cost: $68,413,432)		62,285,411

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	20,000	20,000

Total Short-Term Investments — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 100.7%
(Cost: $68,433,432)		62,305,411

Other Assets, Less Liabilities — (0.7)%		(449,172)

Net Assets — 100.0%		$61,856,239

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$—	$(10,000	)(a)	$—	$—	$20,000	20,000	$—	$—
iShares MSCI Germany ETF	63,381,021	58,834,432	(53,983,866)		(299,918)	(5,646,258)	62,285,411	1,958,045	—	—
					$(299,918)	$(5,646,258)	$62,305,411		$—	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	50,152,600	USD	56,451,215	BNP	12/03/21	$427,910
EUR	5,283,400	USD	5,947,056	MS	12/03/21	44,959
EUR	134,000	USD	151,024	RBS	12/03/21	949
EUR	4,448,000	USD	4,983,650	UBS	12/03/21	60,920
USD	37,489	EUR	33,000	JPM	12/03/21	63
USD	6,253,187	EUR	5,400,400	MS	12/03/21	128,479
USD	56,371,225	EUR	48,678,600	SSB	12/03/21	1,163,795
USD	3,369,151	EUR	2,905,000	UBS	12/03/21	74,529
EUR	450,000	USD	507,283	BOA	01/05/22	3,825
						1,905,429
EUR	1,455,000	USD	1,682,143	BNP	12/03/21	(31,996)
EUR	2,929,000	USD	3,363,588	HSBC	12/03/21	(41,747)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
November 30, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,184,632	EUR	2,823,000	BOA	12/03/21	$(16,992)
USD	82,155	EUR	73,000	CITI	12/03/21	(636)
USD	3,380,147	EUR	2,994,000	HSBC	12/03/21	(15,412)
USD	1,692,714	EUR	1,495,000	JPM	12/03/21	(2,797)
USD	56,535,220	EUR	50,152,600	BNP	01/05/22	(427,870)
USD	5,955,771	EUR	5,283,400	MS	01/05/22	(45,091)
USD	666,100	EUR	588,000	SSB	01/05/22	(1,748)
						(584,289)
	Net unrealized appreciation					$1,321,140

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$62,285,411	$—	$—	$62,285,411
Money Market Funds	20,000	—	—	20,000
	$62,305,411	$—	$—	$62,305,411
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,905,429	$—	$1,905,429
Liabilities
Forward Foreign Currency Exchange Contracts	—	(584,289)	—	(584,289)
	$—	$1,321,140	$—	$1,321,140

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BNP	BNP Paribas SA	MS	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	RBS	Royal Bank of Scotland PLC
CITI	Citibank N.A.	SSB	State Street Bank and Trust Co.
HSBC	HSBC Bank PLC	UBS	UBS AG
JPM	JPMorgan Chase Bank N.A.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
November 30, 2021

Currency Abbreviations

EUR	Euro
USD	United States Dollar

3